Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 5.3
CCC 401(k) Retirement Savings and Investment Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost		$ 4.6	$ 4.9